Earning per unit and cash distributions (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below

Three months ended March 31,
(in thousands of U.S. dollars, except unit and per unit numbers)	2015

Post IPO net income attributable to the unitholders of Höegh LNG Partners LP	$2,418
Less: Dividends paid or to be paid (1)	(8,880)
Under (over) distributed earnings	(6,462)
Under (over) distributed earnings attributable to:
Common units public	(2,711)
Common units Höegh LNG	(520)
Subordinated units Höegh LNG	(3,231)
(6,462)
Basic and diluted weighted average units outstanding (in thousands)
Common units public	11,040
Common units Höegh LNG	2,116
Subordinated units Höegh LNG	13,156
Basic and diluted earnings per unit:
Common units public	$0.09
Common units Höegh LNG	$0.09
Subordinated units Höegh LNG	$0.09

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.